Investment Strategy - INCOME FUND OF AMERICA	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 30% of its assets in common stocks and other equity-type securities of issuers domiciled outside the United States, including issuers in emerging markets. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities tied economically to countries outside the United States. All debt securities in which the fund invests must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.